Line of credit - Additional Information (Detail) (USD $)	12 Months Ended			2 Months Ended	9 Months Ended	1 Months Ended	6 Months Ended	1 Months Ended	6 Months Ended
	Jan. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Dec. 31, 2014	Nov. 30, 2013	Jun. 30, 2014	Oct. 31, 2012	Jun. 30, 2013	Oct. 15, 2013
Line of Credit Facility [Line Items]
Line Of Credit Facility, Interest Rate Description	prime rate (as defined) plus 4.50% (7.75% per annum at January 31, 2014)
Line of Credit Facility, Interest Rate During Period		5.00%	5.00%
Long-term Line of Credit										$ 3,300,000
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Interest Rate Description				80,000	prime rate (as defined) plus 4.50% (7.75% per annum at March 31, 2014 and December 31, 2014)
Long-term Line of Credit	94,765			94,764	94,764
SCHC
Line of Credit Facility [Line Items]
Line of Credit Facility, Expiration Date						Jul. 16, 2014
SCHC | October 2012
Line of Credit Facility [Line Items]
Long-term Line of Credit							0		250,000
SCHC | November 2013
Line of Credit Facility [Line Items]
Long-term Line of Credit							0		0
Line of Credit Facility, Expiration Date							Jul. 16, 2014
SCHC | Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line Of Credit Facility, Interest Rate Description						prime rate, plus 1% and will be no less than 5%		prime rate, plus 1% and will be no less than 5%
Line of Credit Facility, Maximum Borrowing Capacity						50,000		250,000
Long-term Line of Credit		0	150,000
SCHC | Revolving Credit Facility [Member] | October 2012
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity								250,000
Line of Credit Facility, Interest Rate During Period							5.00%
SCHC | Revolving Credit Facility [Member] | November 2013
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						50,000
Line of Credit Facility, Interest Rate During Period									5.00%